Derivative and Hedging Instruments - Summary of Effects of Derivatives in Cash Flow Hedging Relationships (Detail) - Cash flow hedges [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ (48)	$ (5)
Gains (losses) reclassified from AOCI into investment income	(15)	4
Interest rate swaps [Member] | Forecasted liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) reclassified from AOCI into investment income		(20)
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(2)
Gains (losses) reclassified from AOCI into investment income	1	(1)
Foreign currency swaps [Member] | Floating rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(40)	(36)
Gains (losses) reclassified from AOCI into investment income	37	(62)
Foreign currency swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(41)	60
Gains (losses) reclassified from AOCI into investment income	(35)	62
Forward contracts [Member] | Forecasted expenses [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives		(8)
Gains (losses) reclassified from AOCI into investment income	(9)	(2)
Equity contracts [Member] | Stock-based compensation [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	35	(21)
Gains (losses) reclassified from AOCI into investment income	$ (9)	$ 27